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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-05324
-----------------------------------------------------------------

                                Elfun Diversified Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  06/30/05
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS



ELFUN DIVERSIFIED FUND

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - JUNE 30, 2005 (UNAUDITED)


                                                                        NUMBER OF               VALUE
                                                                           SHARES
----------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY - 52.8%
----------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 9.0%
Carnival Corp.                                                             65,535              $3,575
Comcast Corp. (Class A) (Special)                                         123,789               3,707 (a)
eBay Inc.                                                                  16,122                 532 (a)
Family Dollar Stores, Inc.                                                 25,486                 665
Liberty Global Inc. (Series A)                                             28,384               1,325 (a,j)
Liberty Media Corp. (Series A)                                            471,830               4,808 (a)
Omnicom Group                                                               7,284                 582
Target Corp.                                                               31,311               1,704
The Home Depot, Inc.                                                       93,914               3,653
Viacom Inc. (Class B)                                                      62,877               2,013
                                                                                               22,564

CONSUMER STAPLES - 4.2%
Avon Products, Inc.                                                        12,744                 482
Clorox Co.                                                                 13,107                 730
Colgate-Palmolive Co.                                                      65,537               3,271
PepsiCo, Inc.                                                              60,438               3,259
Sara Lee Corp.                                                             32,767                 649
The Coca-Cola Co.                                                          33,496               1,399
Wal-Mart Stores, Inc.                                                      14,782                 713
                                                                                               10,503

ENERGY - 3.9%
Burlington Resources Inc.                                                  33,328               1,841
Exxon Mobil Corp.                                                          72,816               4,185
Nabors Industries Ltd.                                                     14,563                 883 (a)
Schlumberger Ltd.                                                          38,986               2,961
                                                                                                9,870

FINANCIALS - 10.2%
AFLAC Incorporated                                                         29,492               1,276 (h)
Alleghany Corp.                                                               933                 277 (a)
American International Group, Inc.                                         72,737               4,226 (h)
Bank of America Corp.                                                      30,582               1,395
Berkshire Hathaway Inc. (Class B)                                             469               1,305 (a)
Citigroup Inc.                                                            119,055               5,504
Federal National Mortgage Association                                      66,576               3,888
HCC Insurance Holdings, Inc.                                               13,835                 524
MBNA Corp.                                                                 53,884               1,410
Mellon Financial Corp.                                                     28,200                 809
Merrill Lynch & Co., Inc.                                                  13,106                 721
State Street Corp.                                                         72,816               3,513 (e)
SunTrust Banks, Inc.                                                        9,102                 658
                                                                                               25,506

HEALTHCARE - 8.6%
Abbott Laboratories                                                        61,617               3,020 (h)
Aetna Inc.                                                                  6,792                 563
Amgen Inc.                                                                 35,480               2,145 (a)
Cardinal Health, Inc.                                                       5,461                 314
Johnson & Johnson                                                          66,991               4,354
Lincare Holdings Inc.                                                      49,848               2,036 (a)
Pfizer Inc.                                                               203,886               5,623
Wyeth                                                                      81,744               3,638
                                                                                               21,693

INDUSTRIALS - 3.1%
Corinthian Colleges, Inc.                                                  33,695                 430 (a,j)
Dover Corp.                                                                78,839               2,868
Southwest Airlines Co.                                                     91,101               1,269
Tyco International Ltd.                                                    66,263               1,935
United Technologies Corp.                                                   3,498                 180
Waste Management, Inc.                                                     38,915               1,103
                                                                                                7,785

INFORMATION TECHNOLOGY - 13.6%
Applied Materials, Inc.                                                    72,817               1,178
Automatic Data Processing, Inc.                                            48,787               2,048
Certegy Inc.                                                               42,743               1,634
Checkfree Corp.                                                            12,950                 441 (a)
Cisco Systems, Inc.                                                       120,512               2,303 (a)
Dell Inc.                                                                  69,168               2,733 (a)
EMC Corp.                                                                 100,123               1,373 (a)
First Data Corp.                                                          139,808               5,612 (h)
Intel Corp.                                                                98,666               2,571
International Business Machines Corp.                                       7,791                 578
Intuit Inc.                                                                63,715               2,874 (a)
Microsoft Corp.                                                           200,281               4,975
Molex Inc. (Class A)                                                      113,521               2,665
Novellus Systems, Inc.                                                     14,563                 360 (a)
Oracle Corp.                                                              123,788               1,634 (a)
Paychex, Inc.                                                              11,003                 358
Yahoo! Inc.                                                                23,898                 828 (a)
                                                                                               34,165

MATERIALS - 0.2%
Monsanto Co.                                                                9,102                 572

TOTAL DOMESTIC EQUITY                                                                         132,658
(COST $118,871)

----------------------------------------------------------------------------------------------------------
FOREIGN EQUITY - 19.1%
----------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 1.6%
Accor S.A.                                                                  1,472                  69 (j)
Bayerische Motoren Werke AG                                                 6,090                 278
Honda Motor Co. Ltd.                                                        6,500                 321
Kingfisher PLC                                                             83,323                 367
Koninklijke Philips Electronics N.V.                                       30,475                 771
Lagardere S.C.A. (Regd.)                                                    8,451                 627 (j)
LVMH Moet Hennessy Louis Vuitton S.A.                                       4,292                 332 (j)
Mediaset S.p.A.                                                             4,506                  53 (j)
Reed Elsevier PLC                                                          63,590                 609
Renault S.A.                                                                5,236                 462
Toyota Motor Corp.                                                          2,498                  90
                                                                                                3,979

CONSUMER STAPLES - 1.1%
Carrefour S.A.                                                              7,474                 363 (j)
Diageo PLC                                                                 42,157                 622
Lawson, Inc.                                                                2,889                 101
Nestle S.A. (Regd.)                                                         3,415                 874
Tesco PLC                                                                 131,008                 749
                                                                                                2,709

ENERGY - 1.5%
BG Group PLC                                                               48,695                 401
China Petroleum & Chemical Corp.                                          492,000                 193
Ente Nazionale Idrocarburi S.p.A.                                          40,153               1,036 (j)
LUKOIL ADR                                                                  5,684                 209 (b)
LUKOIL ADR                                                                  1,487                  55 (j)
Petroleo Brasileiro S.A. ADR.                                               4,395                 202 (j)
Stolt Offshore S.A.                                                        35,043                 320 (a)
Total S.A.                                                                  5,310               1,249 (j)
                                                                                                3,665

FINANCIALS - 3.9%
Acom Co. Ltd.                                                              10,121                 649
Aiful Corp.                                                                 3,600                 269
Allianz AG (Regd.)                                                          2,789                 321
AXA S.A.                                                                   22,187                 555
Banca Intesa S.p.A.                                                        76,074                 349
Banco Santander Central Hispano S.A. (Regd.)                               51,707                 600 (j)
BNP Paribas                                                                11,800                 810 (j)
Credit Agricole S.A.                                                       16,787                 426 (j)
Credit Suisse Group (Regd.)                                                16,279                 642
Hongkong Land Holdings Ltd.                                               100,999                 282
ING Groep N.V.                                                             14,987                 424
Jardine Matheson Holdings Ltd.                                             10,400                 184
Kookmin Bank                                                                6,297                 287
Lloyds TSB Group PLC                                                       47,614                 404
Manulife Financial Corp.                                                    2,907                 139 (j)
Mitsubishi Estate Co. Ltd. (REIT)                                          31,000                 342 (j)
Mitsui Sumitomo Insurance Co. Ltd.                                         53,000                 478
Nomura Holdings, Inc.                                                      28,100                 337
Prudential PLC                                                             37,679                 335
Royal Bank of Scotland Group PLC                                           21,743                 657
Sampo Oyj (Series A)                                                        3,088                  48
Sun Hung Kai Properties Ltd. (REIT)                                        61,370                 606
UniCredito Italiano S.p.A.                                                134,300                 710 (j)
                                                                                                9,854

HEALTHCARE - 1.3%
Chugai Pharmaceutical Co. Ltd.                                             10,100                 156
GlaxoSmithKline PLC                                                        47,099               1,141
Novartis AG (Regd.)                                                         2,688                 128
Roche Holding AG                                                            7,629                 966
Sanofi-Aventis                                                              5,423                 446
Smith & Nephew PLC                                                         52,080                 514
                                                                                                3,351

INDUSTRIALS - 3.1%
ABB Ltd. (Regd.)                                                           64,466                 423 (a)
ACS Actividades de Construccion y Servicios                                10,476                 293 (j)
S.A.
Adecco S.A.                                                                 5,827                 266
Asahi Glass Co. Ltd.                                                       62,003                 652 (j)
Brambles Industries PLC                                                   129,927                 713
Chiyoda Corp.                                                              34,369                 426 (j)
Daikin Industries Ltd.                                                      4,000                 100 (j)
Empresa Brasileira de Aeronautica S.A. ADR                                  9,352                 309 (j)
Group 4 Securicor PLC                                                      70,823                 187
Group 4 Securicor PLC                                                      97,161                 262
Komatsu Ltd.                                                               32,358                 251
Kubota Corp.                                                               20,000                 110
Malaysia International Shipping Corp. BHD                                  41,013                 193
Mitsui & Co. Ltd.                                                          37,000                 351
Mitsui OSK Lines Ltd.                                                      44,341                 274 (j)
Reliance Industries Ltd. GDR                                                8,873                 258 (b)
Sandvik AB                                                                 15,011                 558
Siemens AG (Regd.)                                                          9,032                 660
SMC Corp.                                                                   3,397                 371
Smiths Group PLC                                                           50,238                 828
Toto Ltd.                                                                   9,000                  71 (j)
Wolseley PLC                                                                4,137                  87
                                                                                                7,643

INFORMATION TECHNOLOGY - 1.7%
Canon Inc.                                                                  8,400                 443 (j)
Hoya Corp.                                                                  3,900                 451
Nidec Corp.                                                                 3,171                 336 (j)
Nokia Oyj                                                                  50,610                 849
Nortel Networks Corp.                                                      47,169                 123 (a,j)
Samsung Electronics Co. Ltd.                                                1,310                 626
Taiwan Semiconductor Manufacturing Co. Ltd.                               482,273                 841
Telefonaktiebolaget LM Ericsson (Series B)                                163,148                 524
                                                                                                4,193

MATERIALS - 1.4%
Alcan Inc.                                                                  5,211                 156 (j)
BASF AG                                                                     6,792                 452
BHP Billiton PLC                                                           94,676               1,208
Cia Vale do Rio Doce ADR                                                    6,938                 176 (j)
Cia Vale do Rio Doce ADR                                                   20,725                 607
Holcim Ltd.                                                                 3,960                 241
Linde AG                                                                    3,575                 242 (j)
Rio Tinto PLC (Regd.)                                                      15,887                 486
                                                                                                3,568

TELECOMMUNICATION SERVICES - 2.9%
America Movil S.A. de C.V. ADR (Series L)                                   7,583                 452 (j)
France Telecom S.A.                                                         9,484                 277
Telecom Italia S.p.A                                                       42,414                 110
Telefonica S.A.                                                            51,937                 851
Telefonica S.A. ADR                                                           277                  14 (j)
Telenor ASA                                                                34,615                 277
Vodafone Group PLC                                                        321,313                 783
Vodafone Group PLC ADR                                                    189,323               4,604
                                                                                                7,368

UTILITIES - 0.6%
E.ON AG                                                                     7,885                 703
Huaneng Power International, Inc.                                         230,280                 169 (j)
National Grid Transco PLC                                                   9,504                  92
Veolia Environnement                                                       16,200                 609 (j)
                                                                                                1,573

TOTAL FOREIGN EQUITY                                                                           47,903
(COST $40,041)

                                                                        PRINCIPAL               VALUE
                                                                           AMOUNT
----------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 25.9%
----------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 2.9%
U.S. Treasury Bonds
5.38%                                        02/15/31                      $1,020              $1,204 (h)
8.13%                                        08/15/19 - 08/15/21              740               1,067 (h)
U.S. Treasury Inflation Indexed Bonds
2.00%                                        01/15/14                       1,195               1,231 (l)
2.38%                                        01/15/25                         175                 192 (l)
3.88%                                        04/15/29                         124                 175 (l)
4.73%                                        04/15/10                         447                 436 (d,l)
U.S. Treasury Notes
3.13%                                        05/15/07                          10                  10
3.38%                                        02/15/08                         260                 258
3.50%                                        12/15/09                         705                 698
3.63%                                        06/15/10                         880                 876
3.75%                                        05/15/08                          40                  40
4.00%                                        04/15/10                         660                 667
4.13%                                        05/15/15                         320                 325
                                                                                                7,179

FEDERAL AGENCIES - 2.0%
Federal Farm Credit Bank
3.75%                                        01/15/09                         315                 313
Federal Home Loan Bank
2.38%                                        02/15/06                         835                 828
2.63%                                        10/16/06                         710                 700 (h)
3.75%                                        08/18/09                         325                 323
Federal Home Loan Mortgage Corp.
3.00%                                        09/29/06                         705                 698 (h)
3.63%                                        09/15/08                         915                 908
4.50%                                        01/15/14                         475                 485
4.75%                                        12/08/10                         515                 516
6.75%                                        03/15/31                         175                 231
                                                                                                5,002

AGENCY MORTGAGE BACKED - 7.4%
Federal Home Loan Mortgage Assoc.
6.00%                                        05/01/20                          25                  26
7.00%                                        05/01/35                          25                  26
Federal Home Loan Mortgage Corp.
4.50%                                        06/01/33 - 02/01/35              169                 165
6.00%                                        04/01/17 - 06/01/35              475                 489
6.50%                                        01/01/27 - 12/01/34              363                 375
7.00%                                        10/01/16 - 02/01/35              133                 140
7.50%                                        11/01/09 - 09/01/33               95                 102
8.00%                                        07/01/26 - 11/01/30               13                  14
8.50%                                        04/01/30 - 05/01/30               44                  47
Federal National Mortgage Assoc.
4.00%                                        05/01/19 - 06/01/19              158                 155
4.50%                                        05/01/18 - 12/01/34              998                 986
5.00%                                        03/01/34 - 01/01/35               77                  77
5.50%                                        04/01/14 - 08/01/33              326                 334
6.00%                                        02/01/14 - 06/01/35            1,132               1,166
6.50%                                        12/01/14 - 02/01/35            1,765               1,827
7.00%                                        01/01/16 - 04/01/35              449                 471
7.50%                                        12/01/09 - 03/01/34              183                 195
8.00%                                        12/01/11 - 11/01/33              175                 186
8.50%                                        05/01/30 - 05/01/31                9                   9
9.00%                                        06/01/09 - 12/01/22              131                 138
4.50%                                        TBA                            1,570               1,563 (c)
5.00%                                        TBA                            6,135               6,159 (c)
5.50%                                        TBA                              875                 887 (c)
6.00%                                        TBA                            2,025               2,076 (c)
Government National Mortgage Assoc.
4.50%                                        08/15/33 - 09/15/34              300                 298
6.00%                                        04/15/30 - 06/15/35              105                 109
6.50%                                        06/15/24 - 08/15/34              151                 157
7.00%                                        03/15/12 - 06/15/34               89                  93
7.50%                                        07/15/23 - 04/15/28               48                  51
8.00%                                        05/15/30                           3                   3
8.50%                                        10/15/17                          76                  83
9.00%                                        11/15/16 - 12/15/21               68                  74
5.50%                                        TBA                              175                 179 (c)
                                                                                               18,660

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
- 1.4%
Collateralized Mortgage Obligation Trust
(Class B)
3.73%                                        11/01/18                           6                   5 (d,f)
Federal Home Loan Mortgage Assoc.
5.50%                                        02/25/35                         125                 129
Federal Home Loan Mortgage Corp.
3.43%                                        10/15/18                         252                  22 (g,i)
3.93%                                        12/15/30                         575                  35 (g,i)
4.50%                                        04/15/13 - 03/15/19              562                  61 (g)
4.50%                                        05/15/17 - 11/15/19              175                 174
5.00%                                        12/15/13 - 12/01/34            1,547                 188 (g)
5.00%                                        05/15/20 - 11/15/34              715                 718
5.11%                                        10/15/33                          80                  67 (i)
5.50%                                        04/15/17 - 06/15/33              374                  54 (g)
5.50%                                        10/15/34                          74                  78
6.31%                                        12/15/33                          50                  45 (i)
7.50%                                        01/15/16                          31                  33
7.50%                                        07/15/27                          66                  11 (g)
8.00%                                        04/15/20                           3                   3
8.95%                                        06/15/33                         355                 367 (i)
14.69%                                       09/25/43                         932                   9 (d,g,i)
Federal Home Loan Mortgage Corp. STRIPS
8.00%                                        02/01/23 - 07/01/24               14                   2 (g)
Federal Home Loan Mortgage STRIPS
4.55%                                        08/01/27                           3                   2 (d,f)
Federal National Mortgage Assoc.
1.18%                                        12/25/42                         274                   7 (g,i)
2.22%                                        06/25/43                         822                  38 (g,i)
4.00%                                        02/25/28                          19                  19
4.19%                                        05/25/18                       1,281                 108 (g,i)
4.29%                                        09/25/42                         744                  58 (g,i)
4.34%                                        04/25/17 - 10/25/17              288                  26 (g,i)
4.39%                                        08/25/16                          70                   5 (g,i)
4.50%                                        05/25/18                          92                  10 (g)
4.50%                                        12/25/19                          50                  49
4.75%                                        11/25/14                          67                   5 (g)
4.79%                                        06/25/42                         173                  16 (g,i)
5.00%                                        02/25/11 - 02/25/32              125                   7 (g)
5.00%                                        01/15/35                          75                  75
5.50%                                        01/25/27                         122                  13 (g)
5.50%                                        07/25/34                         123                 127
6.00%                                        12/25/34                         100                 105
7.57%                                        09/25/31                         122                 123 (i)
8.00%                                        07/25/14                          43                  45
8.77%                                        05/25/17                          10                  11 (i)
12.44%                                       04/25/32                          31                  35 (i)
Federal National Mortgage Assoc. (Class 1)
6.23%                                        11/01/34                         137                 115 (d,f)
Federal National Mortgage Assoc. (Class S)
3.79%                                        02/25/31                         179                  12 (g,i)
Federal National Mortgage Assoc. REMIC
4.50%                                        11/25/13                         292                  16 (g)
5.00%                                        10/25/22                          87                  12 (g)
5.50%                                        08/25/33                         319                  65 (g)
9.32%                                        03/25/31                         175                 185 (i)
Federal National Mortgage Assoc. REMIC
(Class B)
5.30%                                        12/25/22                           6                   5 (d,f)
Federal National Mortgage Assoc. STRIPS
7.50%                                        11/01/23                         138                  27 (g)
8.00%                                        08/01/23 - 07/01/24               29                   6 (g)
8.50%                                        03/01/17 - 07/25/22               14                   3 (g)
9.00%                                        05/25/22                           6                   1 (g)
Government National Mortgage Assoc.
5.00%                                        02/16/34                          65                  66
Vendee Mortgage Trust
17.61%                                       05/15/33                         584                  16 (d,g,i)
                                                                                                3,414

ASSET BACKED - 1.6%
American Express Credit Account Master
Trust (Class A)
1.69%                                        01/15/09                          54                  53
3.36%                                        09/15/08                         387                 387 (i)
Bank One Issuance Trust
3.59%                                        05/17/10                          25                  25
3.76%                                        08/15/08                         108                 108
Bear Stearns Asset Backed Securities Inc.
(Class A)
3.68%                                        01/25/34                          61                  62 (i)
BMW Vehicle Owner Trust (Class B)
2.93%                                        03/25/09                          47                  46
Capital One Master Trust (Class C)
6.70%                                        06/15/11                         100                 107 (b)
Capital One Prime Auto Receivables Trust
(Class A)
3.30%                                        09/17/07                         210                 210 (i)
Carmax Auto Owner Trust
4.35%                                        03/15/10                          64                  64
Chase Credit Card Master Trust (Class A)
3.33%                                        07/15/10                         120                 120 (i)
Chase Funding Mortgage Loan Asset-Backed
Certificates
3.56%                                        03/25/32                          48                  48 (i)
Citibank Credit Card Issuance Trust
3.45%                                        12/17/07                         100                 100 (i)
3.66%                                        03/07/08                         240                 240 (i)
4.45%                                        04/07/10                          59                  59
Countrywide Asset-Backed Certificates
3.74%                                        05/25/33                          22                  22 (i)
Countrywide Asset-Backed Certificates
(Class A)
3.64%                                        04/25/32                          59                  59 (i)
Federal National Mortgage Assoc.
3.95%                                        12/26/31                          61                  61
Fleet Credit Card Master Trust II (Class A)
3.36%                                        04/15/10                         180                 180 (i)
5.60%                                        12/15/08                         395                 401
Fleet Home Equity Loan Trust (Class A)
3.51%                                        01/20/33                          45                  45 (i)
Honda Auto Receivables Owner Trust
4.15%                                        10/15/10                          69                  69
Household Automotive Trust (Class A)
3.54%                                        07/17/09                         485                 486 (i)
MBNA Master Credit Card Trust USA (Class A)
3.48%                                        08/15/08                         700                 701 (i)
Mid-State Trust
7.54%                                        07/01/35                          17                  18
Peco Energy Transition Trust
6.52%                                        12/31/10                          45                  50
Residential Asset Mortgage Products Inc.
(Class A)
3.59%                                        06/25/32                         102                 102 (i)
Residential Asset Mortgage Products, Inc.
3.55%                                        03/25/34                          84                  84 (i)
Residential Asset Securities Corp.
3.56%                                        07/25/32                          44                  44 (i)
Residential Asset Securities Corp. (Class A)
4.16%                                        07/25/30                          60                  60 (i)
Volkswagen Auto Lease Trust
3.94%                                        10/20/10                          43                  43
Wells Fargo Home Equity Trust
3.97%                                        09/25/24                          35                  35 (i)
                                                                                                4,089

CORPORATE NOTES - 7.2%
Abbey National PLC
7.95%                                        10/26/29                          80                 109
AIG SunAmerica Global Financing VII
5.85%                                        08/01/08                         100                 104 (b)
Ainsworth Lumber Co. Ltd.
6.75%                                        03/15/14                         160                 144
Air Jamaica Ltd.
9.38%                                        07/08/15                          75                  75 (b)
Alberta Energy Co. Ltd.
7.38%                                        11/01/31                          25                  31
Allegiance Corp.
7.00%                                        10/15/26                          35                  40
Allied Waste North America
7.25%                                        03/15/15                         180                 174 (b)
Allstate Life Global Funding Trusts
3.85%                                        01/25/08                         115                 114
ALROSA Finance S.A.
8.88%                                        11/17/14                         100                 113 (b)
Altria Group, Inc.
7.20%                                        02/01/07                          35                  36
Ameren Corp.
4.26%                                        05/15/07                          75                  75
America Movil S.A. de C.V.
6.38%                                        03/01/35                         140                 137
American Electric Power Co. Inc. (Series D)
5.25%                                        06/01/15                          35                  36
American General Corp.
7.50%                                        08/11/10                          80                  90
ANZ Capital Trust
4.48%                                        12/31/49                          85                  85 (b)
AON Corp.
8.21%                                        01/01/27                          75                  88
Appalachian Power Co. (Series G)
3.60%                                        05/15/08                          30                  29
Appalachian Power Co. (Series K)
5.00%                                        06/01/17                          55                  55
Assurant, Inc.
6.75%                                        02/15/34                          50                  58
AT&T Wireless Services Inc.
7.35%                                        03/01/06                          70                  72
8.75%                                        03/01/31                          90                 126
Banco BMG S.A.
8.75%                                        07/01/10                         100                 101 (b)
Banco Santander Chile
5.38%                                        12/09/14                          90                  93 (b)
Bank of America Corp.
3.88%                                        01/15/08                          50                  50
Bank One Corp.
6.50%                                        02/01/06                          55                  56
Barclays Bank PLC
7.38%                                        06/29/49                         110                 127 (b,i)
Bavaria S.A.
8.88%                                        11/01/10                          60                  66 (b)
BB&T Corp.
4.75%                                        10/01/12                          40                  41
BBVA Bancomer Capital Trust I
10.50%                                       02/16/11                         100                 104 (b)
Bear Stearns Companies, Inc.
4.55%                                        06/23/10                          65                  65
BellSouth Corp.
6.00%                                        11/15/34                          80                  85
Berkshire Hathaway Finance Corp.
4.13%                                        01/15/10                          60                  60 (b)
Boeing Co.
8.75%                                        08/15/21                          45                  63
British Aerospace Finance, Inc.
7.50%                                        07/01/27                          50                  61 (b)
Burlington Northern Santa Fe Corp.
8.13%                                        04/15/20                          75                  99
Campbell Soup Co.
5.50%                                        03/15/07                          85                  87
Capital One Financial Corp.
8.75%                                        02/01/07                          80                  85
Carolina Power & Light Co.
5.15%                                        04/01/15                          40                  41
6.13%                                        09/15/33                          50                  56
Case New Holland, Inc.
6.00%                                        06/01/09                         240                 230 (b)
Cendant Corp.
6.25%                                        01/15/08                         110                 115
Charter One Bank FSB
6.38%                                        05/15/12                          45                  50
Citigroup Inc.
5.85%                                        12/11/34                          65                  72
6.63%                                        06/15/32                         100                 119
Clear Channel Communications, Inc.
4.63%                                        01/15/08                          75                  74
CNA Financial Corp.
5.85%                                        12/15/14                         105                 108
CNF Inc.
6.70%                                        05/01/34                          15                  17
Comcast Cable Communications Holdings, Inc.
9.46%                                        11/15/22                          80                 113
Consolidated Natural Gas Co.
5.38%                                        11/01/06                         145                 147
Consumers Energy Co.
5.15%                                        02/15/17                          50                  50
Consumers Energy Co. (Series L)
5.00%                                        02/15/12                          85                  86
Corp Interamericana de Entretenimiento S.A.
8.88%                                        06/14/15                          70                  69 (b)
Countrywide Home Loans, Inc.
5.63%                                        05/15/07                          75                  77
COX Communications, Inc.
5.45%                                        12/15/14                          80                  82
CSX Transportation, Inc.
9.75%                                        06/15/20                           8                  12
D.R. Horton, Inc.
7.50%                                        12/01/07                          60                  63
DaimlerChrysler NA Holding Corp.
4.05%                                        06/04/08                          50                  49
4.75%                                        01/15/08                          50                  50
DBS Bank Ltd.
5.00%                                        11/15/19                          90                  91 (b)
Deutsche Telekom International Finance BV
3.88%                                        07/22/08                         225                 223
Diamond Offshore Drilling, Inc.
4.88%                                        07/01/15                          80                  80 (b)
DirecTV Holdings LLC
6.38%                                        06/15/15                         160                 159 (b)
Dominion Resources Inc. (Series B)
4.13%                                        02/15/08                         145                 144
Dominion Resources Inc. (Series G)
3.66%                                        11/15/06                          80                  79
Duke Capital LLC
4.30%                                        05/18/06                          85                  85
4.33%                                        11/16/06                          65                  65
5.50%                                        03/01/14                          50                  51
5.67%                                        08/15/14                          45                  47
8.00%                                        10/01/19                          60                  74
Duke Energy Corp.
4.50%                                        04/01/10                          50                  50
El Paso Electric Co.
6.00%                                        05/15/35                          85                  89
El Paso Production Holding Co.
7.75%                                        06/01/13                         160                 171
Emmis Communications Corp.
9.31%                                        06/15/12                          70                  71 (b,i)
Enterprise Products Operating LP
4.00%                                        10/15/07                         145                 144
EOP Operating LP (REIT)
7.75%                                        11/15/07                         130                 140
Farmers Exchange Capital
7.05%                                        07/15/28                          55                  59 (b)
FirstEnergy Corp. (Series B)
6.45%                                        11/15/11                         150                 164
Flextronics International Ltd.
6.25%                                        11/15/14                         240                 238
Ford Motor Credit Co.
6.63%                                        06/16/08                         135                 134
7.00%                                        10/01/13                         135                 131
7.38%                                        10/28/09                         135                 133
Gaz Capital for Gazprom
8.63%                                        04/28/34                         140                 175 (b)
General Mills, Inc.
3.88%                                        11/30/07                          75                  74
Georgia Power Co.
4.88%                                        07/15/07                         105                 106
Goodrich Corp.
7.10%                                        11/15/27                          55                  66
GTE Corp.
6.94%                                        04/15/28                         100                 116
7.51%                                        04/01/09                          55                  61
Halliburton Co.
8.75%                                        02/15/21                          40                  55
Household Finance Corp.
6.50%                                        11/15/08                          70                  75
HSBC Bank USA NA
3.88%                                        09/15/09                         155                 153
HSBC Capital Funding LP
4.61%                                        12/29/49                         100                  98 (b,i)
HSBC Capital Funding LP (Series 1)
9.55%                                        12/31/49                          85                 104 (b,i)
HSBC Finance Corp.
6.75%                                        05/15/11                         210                 232
Hydro Quebec
8.25%                                        04/15/26                          45                  66
Indosat Tbk PT
7.13%                                        06/22/12                         100                 100 (b)
Intelsat Bermuda Ltd.
8.63%                                        01/15/15                         160                 169 (b)
International Business Machines Corp.
3.80%                                        02/01/08                          55                  55
International Lease Finance Corp.
5.00%                                        04/15/10                          80                  82
iStar Financial Inc.
4.88%                                        01/15/09                          30                  30
6.00%                                        12/15/10                          30                  31
6.05%                                        04/15/15                          40                  41
7.00%                                        03/15/08                          50                  53
Kansas Gas & Electric
5.65%                                        03/29/21                          45                  45 (b)
Kimberly-Clark de Mexico S.A. de C.V.
8.88%                                        08/01/09                          85                  98 (b)
Kimco Realty Corp. (REIT)
4.82%                                        06/01/14                          55                  55
Kinder Morgan Energy Partners LP
5.13%                                        11/15/14                          65                  66
Kinder Morgan, Inc.
6.50%                                        09/01/12                          85                  94
Kraft Foods Inc.
4.13%                                        11/12/09                          85                  84
Lehman Brothers Holdings, Inc.
4.25%                                        01/27/10                          40                  40
LG Electronics Inc.
5.00%                                        06/17/10                         130                 130 (b)
Masco Corp.
6.75%                                        03/15/06                          40                  41
Meritage Homes Corp.
6.25%                                        03/15/15                         245                 228
MGM Mirage
5.88%                                        02/27/14                         250                 243
Midamerican Energy Holdings Co.
3.50%                                        05/15/08                          60                  58
Morgan Stanley
4.25%                                        05/15/10                          10                  10
Motorola, Inc.
4.61%                                        11/16/07                          20                  20
Nationwide Mutual Insurance Co.
7.88%                                        04/01/33                          25                  31 (b)
Navistar International Corp.
6.25%                                        03/01/12                         250                 241 (b)
NB Capital Trust IV
8.25%                                        04/15/27                         140                 153
Nelnet Inc.
5.13%                                        06/01/10                          65                  65
Nexen, Inc.
5.88%                                        03/10/35                          65                  66
Nexstar Finance, Inc.
7.00%                                        01/15/14                         160                 148 (b)
Nextel Communications, Inc.
7.38%                                        08/01/15                          85                  92
Nordea Bank AB
5.42%                                        12/29/49                          45                  46 (b,i)
Norfolk Southern Corp.
6.00%                                        04/30/08                          50                  52
Norfolk Southern Railway Co.
9.75%                                        06/15/20                          12                  17
Northeast Utilities (Series B)
3.30%                                        06/01/08                          35                  34
Northrop Grumman Corp.
4.08%                                        11/16/06                         140                 140
NorthWestern Corp.
5.88%                                        11/01/14                          55                  56 (b)
Novelis Inc.
7.25%                                        02/15/15                         160                 161 (b)
Ocean Energy, Inc.
4.38%                                        10/01/07                          50                  50
Ohio Power Co. (Series E)
6.60%                                        02/15/33                          35                  41
PanAmSat Corp.
9.00%                                        08/15/14                         160                 175
Pemex Finance Ltd.
9.03%                                        02/15/11                          50                  56
9.69%                                        08/15/09                         157                 173
Pemex Project Funding Master Trust
6.63%                                        06/15/35                         140                 138 (b)
7.38%                                        12/15/14                          15                  17
Pepco Holdings, Inc.
4.00%                                        06/01/10                          60                  60 (i)
5.50%                                        08/15/07                          80                  82
Petrobras International Finance Co.
9.75%                                        07/06/11                          65                  77
Petro-Canada
5.95%                                        05/15/35                         110                 114
Pioneer Natural Resources Co.
6.50%                                        01/15/08                          35                  36
Potomac Edison Co.
5.35%                                        11/15/14                          40                  42 (b)
Principal Life Global Funding I
5.25%                                        01/15/13                          85                  89 (b)
Procter & Gamble - ESOP (Series A)
9.36%                                        01/01/21                         125                 169
Protective Life Secured Trust
4.00%                                        10/07/09                          30                  30
Prudential Financial Inc.
4.75%                                        06/13/15                          80                  80
PSI Energy, Inc.
6.65%                                        06/15/06                          70                  72
Public Service Company of New Mexico
4.40%                                        09/15/08                          80                  80
Public Service Electric & Gas
5.25%                                        07/01/35                          55                  55
Puget Energy, Inc.
3.36%                                        06/01/08                          35                  34
5.48%                                        06/01/35                          55                  57
Quest Diagnostics
6.75%                                        07/12/06                          65                  67
Rabobank Capital Funding II
5.26%                                        12/31/49                         115                 118 (b,i)
Rabobank Capital Funding Trust
5.25%                                        12/29/49                          50                  51 (b,i)
Raytheon Co.
4.85%                                        01/15/11                          35                  35
6.40%                                        12/15/18                         140                 158
RBS Capital Trust I
5.51%                                        09/29/49                          80                  83 (i)
Rogers Wireless Communications, Inc.
7.50%                                        03/15/15                         130                 141
Royal Bank of Canada
4.13%                                        01/26/10                          50                  50
Royal Bank of Scotland Group PLC ADR
9.12%                                        03/31/49                          85                 101
San Diego Gas & Electric Co.
5.35%                                        05/15/35                          30                  31
SBC Communications Inc.
5.10%                                        09/15/14                          70                  72
Scottish Power PLC
4.91%                                        03/15/10                          80                  81
Simon Property Group LP
4.88%                                        08/15/10                          80                  81
Simon Property Group LP (REIT)
4.60%                                        06/15/10                          55                  55 (b)
Sinclair Broadcast Group, Inc.
8.00%                                        03/15/12                         160                 164
SLM Corp.
4.00%                                        01/15/09                          50                  50
Sprint Capital Corp.
4.78%                                        08/17/06                         130                 131 (k)
6.00%                                        01/15/07                         130                 133
6.13%                                        11/15/08                         140                 148
8.38%                                        03/15/12                          95                 114
8.75%                                        03/15/32                          60                  84
State of Illinois
4.95%                                        06/01/23                          80                  82
5.10%                                        06/01/33                          50                  52
Stewart Enterprises, Inc.
6.25%                                        02/15/13                         175                 173 (b)
Telefonos de Mexico S.A. de C.V.
4.50%                                        11/19/08                         350                 348
TELUS Corp.
7.50%                                        06/01/07                         100                 106
8.00%                                        06/01/11                          55                  64
Tenet Healthcare Corp.
6.38%                                        12/01/11                         160                 152
Time Warner Entertainment Co. LP
8.38%                                        07/15/33                          75                  99
Time Warner, Inc.
9.13%                                        01/15/13                          80                 101
TXU Electric Delivery Co.
5.00%                                        09/01/07                          55                  56
6.38%                                        05/01/12                          80                  88
Tyco International Group S.A.
5.80%                                        08/01/06                         110                 112
Tyson Foods, Inc.
7.25%                                        10/01/06                          60                  62
UBS Preferred Funding Trust I
8.62%                                        10/29/49                          50                  59 (i)
Union Pacific Corp.
6.65%                                        01/15/11                           5                   6
Union Planters Bank NA
5.13%                                        06/15/07                          30                  31
United Rentals North America, Inc.
7.75%                                        11/15/13                         170                 167
United Utilities PLC
6.45%                                        04/01/08                          55                  58
Vedanta Resources PLC
6.63%                                        02/22/10                          45                  44 (b)
Verizon
6.50%                                        09/15/11                          60                  65
Verizon Global Funding Corp.
7.75%                                        06/15/32                          75                  97
Votorantim Overseas III
7.75%                                        06/24/20                         140                 140 (b)
VTB Capital S.A.
6.09%                                        07/30/07                          50                  52 (i)
6.25%                                        07/02/35                         140                 140 (b)
Wells Fargo & Co.
5.25%                                        12/01/07                          65                  67
Westar Energy, Inc.
5.15%                                        01/01/17                          35                  36
Weyerhaeuser Co.
6.13%                                        03/15/07                          62                  64
Wisconsin Electric Power
3.50%                                        12/01/07                          65                  64
Wisconsin Energy Corp.
5.88%                                        04/01/06                          39                  39
WR Berkley Corp.
5.60%                                        05/15/15                          55                  56
Yara International ASA
5.25%                                        12/15/14                          50                  50 (b)
                                                                                               18,197

NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.9%
Bank of America Alternative Loan Trust
6.50%                                        07/25/35                         100                 103
Bear Stearns Commercial Mortgage Securities
6.02%                                        02/14/31                         100                 105
Bear Stearns Commercial Mortgage Securities
(Class B)
6.20%                                        02/14/31                          25                  27
CalSTRS Trust
4.13%                                        11/20/12                         149                 149 (b)
Credit Suisse First Boston
4.17%                                        07/15/37                       1,312                  46 (b,d)
CS First Boston Mortgage Securities Corp.
4.60%                                        03/15/35                          50                  50
CS First Boston Mortgage Securities Corp.
(Class A)
4.51%                                        07/15/37                          79                  79
4.69%                                        07/15/37                          52                  52
DLJ Commercial Mortgage Corp.
6.24%                                        11/12/31                         350                 370
GMAC Commercial Mortgage Securities Inc.
(Class A)
4.92%                                        12/10/41                         143                 146 (i)
GMAC Commercial Mortgage Securities Inc.
(Class X)
4.22%                                        12/10/41                       2,131                  65 (d,i)
GMAC Commercial Mortgage Securities, Inc.
6.42%                                        05/15/35                         348                 367
6.55%                                        12/10/41                       4,454                  78 (b,d,i)
GS Mortgage Securities Corp. II
3.50%                                        11/15/15                         500                 500 (b,i)
Impac CMB Trust (Class A)
3.69%                                        12/25/33                         317                 318 (i)
JPMorgan Chase Commercial Mortgage
Securities Corp.
1.33%                                        01/12/39                       1,163                  55 (b,i)
6.47%                                        11/15/35                          64                  71
JPMorgan Chase Commercial Mortgage
Securities Corp. (Class A)
4.92%                                        10/15/37                          90                  92 (i)
LB-UBS Commercial Mortgage Trust
4.06%                                        09/15/27                         144                 143 (i)
4.17%                                        07/15/37                       2,912                  48 (b,d,i)
4.20%                                        01/18/12                       1,632                  60 (d)
4.32%                                        03/15/34                         457                   9 (b,d,i)
4.51%                                        12/15/29                          74                  74
4.53%                                        01/15/36                         520                  39 (b,d)
5.99%                                        02/15/40                       1,269                  29 (b,d)
6.23%                                        03/15/26                          87                  93
6.49%                                        12/15/39                       1,111                  21 (b,d,i)
7.67%                                        09/15/37                       1,054                  17 (b,d,i)
8.31%                                        03/15/36                       1,304                  36 (b,d,i)
LB-UBS Commercial Mortgage Trust (Class A)
4.31%                                        02/15/30                         130                 130
6.65%                                        11/15/27                         116                 129
LB-UBS Commercial Mortgage Trust (Class B)
6.65%                                        07/14/16                          26                  29 (b)
Master Alternative Loans Trust
5.00%                                        08/25/18                          79                  11 (g)
6.50%                                        08/25/34 - 05/25/35              441                 456
Merrill Lynch Mortgage Trust (Class A)
4.56%                                        05/12/43                         144                 145
Morgan Stanley Capital I
5.17%                                        01/14/42                         320                 334 (i)
6.53%                                        03/15/31                         221                 236
Morgan Stanley Capital I (Class A)
4.66%                                        09/13/45                         105                 106
Morgan Stanley Dean Witter Capital I
1.06%                                        04/15/34                         537                   9 (b,i)
3.95%                                        10/15/35                         511                  14 (b,d,i)
7.20%                                        10/15/33                         209                 233
Morgan Stanley Dean Witter Capital I
(Class X)
1.15%                                        02/01/31                         272                  12 (b,i)
Nomura Asset Securities Corp. (Class A)
6.59%                                        03/15/30                         221                 234
Opteum Mortgage Acceptance Corp.
3.61%                                        02/25/35                         927                 927 (i)
Residential Asset Securitization Trust
3.71%                                        05/25/35                         289                 288 (i)
Structured Asset Securities Corp. (Class X)
2.07%                                        02/25/28                         127                   7 (i)
Wachovia Bank Commercial Mortgage Trust
3.74%                                        03/15/15                          89                  89 (b,i)
4.12%                                        03/15/15                         100                 100 (b,i)
4.38%                                        10/15/41                         127                 127
4.94%                                        04/15/42                         230                 236
Wachovia Bank Commercial Mortgage Trust
(Class B)
4.89%                                        10/15/41                         122                 123
4.95%                                        10/15/41                         200                 203
                                                                                                7,420

SOVEREIGN BONDS - 0.5%
Government of  Argentina
4.62%                                        08/03/12                          70                  63 (d,i)
Government of Bahamas
6.63%                                        05/15/33                          55                  67 (b)
Government of Brazil
9.25%                                        10/22/10                          55                  61
Government of Colombia
10.75%                                       01/15/13                          45                  55
Government of Costa Rica
6.55%                                        03/20/14                          55                  54 (b)
Government of El Salvador
7.65%                                        06/15/35                          70                  70 (b)
Government of Indonesia
7.25%                                        04/20/15                          45                  46 (b)
Government of Italy
4.50%                                        01/21/15                          35                  36
Government of Jamaica
9.00%                                        06/02/15                          85                  87
Government of Mexico
6.75%                                        09/27/34                          10                  11
Government of Panama
7.25%                                        03/15/15                          70                  76
Government of Peru
8.38%                                        05/03/16                          45                  51
Government of Russia
5.00%                                        03/31/30                         110                 123 (b,k)
Government of Turkey
7.00%                                        06/05/20                          70                  68
Government of Ukraine
6.37%                                        08/05/09                          60                  65 (b,i)
Japan Finance Corp for Municipal Enterprises
4.63%                                        04/21/15                         100                 102
Ontario Electricity Financial Corp.
7.45%                                        03/31/13                          20                  24
Province of New Brunswick
3.50%                                        10/23/07                          85                  84
Province of Ontario
5.13%                                        07/17/12                          15                  16
                                                                                                1,159

TOTAL BONDS AND NOTES                                                                          65,120
 (COST $65,459)

                                                                        NUMBER OF               VALUE
                                                                           SHARES
-----------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 2.0%
-----------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                          34,697              $1,023
Industrial Select Sector SPDR Fund                                        134,541               3,953

TOTAL EXCHANGE TRADED FUNDS                                                                     4,976
(COST $4,520)

-----------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.0%*
-----------------------------------------------------------------------------------------------------------------

Zurich Regcaps Funding Trust I                                                105                 106 (b,i)
(COST $108)

                                                                        NUMBER OF               VALUE
                                                                        CONTRACTS
-----------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS - 0.0%*
-----------------------------------------------------------------------------------------------------------------

PUT OPTIONS
Euro Dollar Futures                                                             5                   1
 (COST $4)

TOTAL INVESTMENTS IN SECURITIES                                                               250,764
 (COST $229,003)


                                                                        NUMBER OF               VALUE
                                                                           SHARES
-----------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 9.1%
-----------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 4.4%
GEI Short Term Investment Fund
3.20%                                                                  10,914,017             $10,914 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 4.7%
State Street Navigator Securities Lending
Prime Portfolio
3.31%                                                                  11,903,913              11,904 (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                   22,818
(COST $22,818)

TOTAL INVESTMENTS                                                                             273,582
(COST $251,821)

LIABILITIES IN EXCESS OF OTHER ASSETS,
NET - (8.9)%                                                                                 (22,334)
                                                                                             --------
NET ASSETS - 100.0%                                                                          $251,248
                                                                                             ========


-----------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
-----------------------------------------------------------------------------------------------------------------------

The Elfun Diversified Fund had the following long futures contracts open at June
30, 2005:

                                                                    NUMBER OF              CURRENT          UNREALIZED
DESCRIPTION                                  EXPIRATION DATE        CONTRACTS       NOTIONAL VALUE        APPRECIATION
-----------------------------------------------------------------------------------------------------------------------
Euro Dollar Futures                          September  2005               20               $4,807                 $(6)
U S Treasury Notes 5Yr. Futures              September  2005               25                2,722                  15
U S Treasury Notes 10Yr. Futures             September  2005               12                1,362                   7
                                                                                                                   ---
                                                                                                                   $16
                                                                                                                   ===

The Elfun Diversified Fund had the following short futures contracts open at June 30, 2005:

                                                                    NUMBER OF              CURRENT          UNREALIZED
DESCRIPTION                                  EXPIRATION DATE        CONTRACTS       NOTIONAL VALUE        APPRECIATION
-----------------------------------------------------------------------------------------------------------------------
Euro Dollar Futures                          December  2005                20               $4,802                  $3



--------------------------------------------------------------------------------
NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - June 30, 2005
--------------------------------------------------------------------------------


(a)  Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to $6,949 or 2.77% of net assets for the Elfun Diversified Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)  Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At June 30, 2005, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at June 30, 2005.

(j)  All or a portion of the security is out on loan.

(k)  Step coupon Bond. Security becomes interest bearing at a future date.

(l)  Treasury Inflated Securities.



*    Less than 0.1%



Abbreviations:

ADR         American Depository Receipt
GDR         Global Depository Receipt
REGD.       Registered
REIT        Real Estate Investment Trust
REMIC       Real Estate Mortgage Investment Conduit
SPDR        Standard & Poor's Depository Receipts
STRIPS      Separate Trading of Registered Interest and Principal of Security




ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Diversified Fund

By:   /S/JOHN H. MYERS
      John H. Myers
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JOHN H. MYERS
      John H. Myers
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 29, 2005


By:   /S/ROBERT HERLIHY
      Robert Herlihy
      Treasurer, Elfun Funds

Date:  August 29, 2005